Statement of Financial Position and Equity Movement of the Company (Reserve Movement) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Balance at 1 January		¥ 18,374,176
Net profit attributable to shareholders of the Company		2,073,431		¥ 645,072		¥ 2,215,728
Dividends proposed and approved		(1,082,381)		(1,298,858)		(2,705,952)
Appropriation of safety production fund		0		0		0
Total comprehensive income for the year		2,218,404		644,886		2,234,614
Dividends declared and approved in respect of previous year		1,082,381		1,298,858
Balance at 31 December		19,418,325		18,374,176
Legal surplus [member]
Balance at 1 January	[1]	4,072,476		4,072,476
Appropriation of safety production fund	[1]	0		0
Change in fair value of hedging instruments	[1]			0
Reclassified to cost of inventory	[1]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[1]	0
Dividends declared and approved in respect of previous year	[1]	0		0
Transfer to legal surplus	[1]	2,498,808
Balance at 31 December	[1]	6,571,284		4,072,476		4,072,476
Capital surplus [member]
Balance at 1 January	[2]	13,739		13,739
Appropriation of safety production fund	[2]	0		0
Change in fair value of hedging instruments	[2]			0
Reclassified to cost of inventory	[2]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[2]	0
Dividends declared and approved in respect of previous year	[2]	0		0
Transfer to legal surplus	[2]	0
Balance at 31 December	[2]	13,739		13,739		13,739
Surplus reserve [member]
Balance at 1 January	[3]	101,355		101,355
Appropriation of safety production fund	[3]	0		0
Change in fair value of hedging instruments	[3]			0
Reclassified to cost of inventory	[3]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[3]	0
Dividends declared and approved in respect of previous year	[3]	0		0
Transfer to legal surplus	[3]	0
Balance at 31 December	[3]	101,355		101,355		101,355
Other reserve [member]
Balance at 1 January	[4]	6,326		17,838
Appropriation of safety production fund	[4]	0		0
Change in fair value of hedging instruments	[4]			0
Reclassified to cost of inventory	[4]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[4]	0
Dividends declared and approved in respect of previous year	[4]	0		0
Transfer to legal surplus	[4]	0
Balance at 31 December	[4]	22,965		6,326		17,838
Hedging [member]
Balance at 1 January		0		0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				(63,840)
Reclassified to cost of inventory				63,840
Amounts transferred from hedging reserve to initial carrying amount of hedged items		(88,699)
Dividends declared and approved in respect of previous year		0		0
Transfer to legal surplus		0
Balance at 31 December		36,460		0		0
Share premium [member]
Balance at 1 January	[5]	106,846		106,846
Appropriation of safety production fund	[5]	0		0
Change in fair value of hedging instruments	[5]			0
Reclassified to cost of inventory	[5]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[5]	0
Dividends declared and approved in respect of previous year	[5]	0		0
Transfer to legal surplus	[5]	0
Balance at 31 December	[5]	106,846		106,846		106,846
Safety production fund [member]
Balance at 1 January	[6]	145,597		57,137
Appropriation of safety production fund	[6]	40,729		88,460
Change in fair value of hedging instruments	[6]			0
Reclassified to cost of inventory	[6]			0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[6]	0
Dividends declared and approved in respect of previous year	[6]	0		0
Transfer to legal surplus	[6]	0
Balance at 31 December	[6]	186,326		145,597		57,137
Retained earnings [member]
Balance at 1 January	[7]	13,927,837		14,670,083
Dividends proposed and approved		(1,082,381)		(1,298,858)		(2,705,952)
Appropriation of safety production fund		(40,729)	[7]	(88,460)	[7]	(2)
Change in fair value of hedging instruments	[7]			0
Reclassified to cost of inventory	[7]			0
Total comprehensive income for the year		2,073,431		645,072		2,215,728
Amounts transferred from hedging reserve to initial carrying amount of hedged items	[7]	0
Dividends declared and approved in respect of previous year	[7]	(1,082,381)		(1,298,858)
Transfer to legal surplus	[7]	(2,498,808)
Balance at 31 December	[7]	12,379,350		13,927,837		14,670,083
Total [member]
Balance at 1 January		18,374,176		19,039,474
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				(63,840)
Reclassified to cost of inventory				63,840
Amounts transferred from hedging reserve to initial carrying amount of hedged items		(88,699)
Dividends declared and approved in respect of previous year		(1,082,381)		(1,298,858)
Transfer to legal surplus		0
Balance at 31 December		19,418,325		18,374,176		19,039,474
The Company [member]
Balance at 1 January		17,697,677
Balance at 31 December		18,726,679		17,697,677
The Company [member] | Share capital [member]
Balance at 1 January		10,823,814		10,823,814
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		0
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		0
Balance at 31 December		10,823,814		10,823,814		10,823,814
The Company [member] | Legal surplus [member]
Balance at 1 January		4,072,476		4,072,476
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		0
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		2,498,808
Balance at 31 December		6,571,284		4,072,476		4,072,476
The Company [member] | Capital surplus [member]
Balance at 1 January		4,180		4,180
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		0
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		0
Balance at 31 December		4,180		4,180		4,180
The Company [member] | Surplus reserve [member]
Balance at 1 January		101,355		101,355
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		0
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		0
Balance at 31 December		101,355		101,355		101,355
The Company [member] | Other reserve [member]
Balance at 1 January		6,326		17,838
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				(11,512)
Total comprehensive income for the year		16,639
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		0
Balance at 31 December		22,965		6,326		17,838
The Company [member] | Hedging [member]
Balance at 1 January		0		0
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				63,840
Reclassified to cost of inventory				(63,840)
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		125,159
Amounts transferred from hedging reserve to initial carrying amount of hedged items		(88,699)
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		0
Balance at 31 December		36,460		0		0
The Company [member] | Share premium [member]
Balance at 1 January		106,846		106,846
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		0
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		0
Balance at 31 December		106,846		106,846		106,846
The Company [member] | Safety production fund [member]
Balance at 1 January		145,597		57,135
Net profit attributable to shareholders of the Company				0
Dividends proposed and approved				0
Appropriation of safety production fund		32,310		88,462
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		0
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		0
Transfer to legal surplus		0
Balance at 31 December		177,907		145,597		57,135
The Company [member] | Retained earnings [member]
Balance at 1 January		13,260,897		14,260,322
Net profit attributable to shareholders of the Company				387,895
Dividends proposed and approved				(1,298,858)
Appropriation of safety production fund		(32,310)		(88,462)
Change in fair value of hedging instruments				0
Reclassified to cost of inventory				0
Share of other comprehensive income of investments accounted for using the equity method				0
Total comprehensive income for the year		2,058,284
Amounts transferred from hedging reserve to initial carrying amount of hedged items		0
Dividends declared and approved in respect of previous year		(1,082,381)
Transfer to legal surplus		(2,498,808)
Balance at 31 December		11,705,682		13,260,897		14,260,322
The Company [member] | Total [member]
Balance at 1 January		28,521,491		29,443,966
Net profit attributable to shareholders of the Company				387,895
Dividends proposed and approved				(1,298,858)
Appropriation of safety production fund		0		0
Change in fair value of hedging instruments				63,840
Reclassified to cost of inventory				(63,840)
Share of other comprehensive income of investments accounted for using the equity method				(11,512)
Total comprehensive income for the year		2,200,082
Amounts transferred from hedging reserve to initial carrying amount of hedged items		(88,699)
Dividends declared and approved in respect of previous year		(1,082,381)
Transfer to legal surplus		0
Balance at 31 December		¥ 29,550,493		¥ 28,521,491		¥ 29,443,966

[1]	Under PRC rules and regulations, the Company and its PRC subsidiaries are required to set aside 10% of the net income determined in accordance with the PRC accounting rules and regulations to a legal surplus reserve. The transfer to this reserve must be made before distribution of any dividend to shareholders. The legal surplus reserve is non-distributable other than in liquidation and can be used to make good of previous years’ losses, if any, and may be utilized for business expansion or converted into ordinary shares by the issuance of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issuance is not less than 25% of the registered capital. In accordance with PRC rules and regulations, the Company has set aside RMB6,571,284 thousand of legal surplus as of 31 December 2021.
[2]	This reserve represents gifts or grants received from China Petrochemical Corporation, the ultimate parent company and which are required to be included in this reserve fund by PRC regulations.
[3]	The transfer to this reserve from the retained profits is subject to the approval by shareholders at general meetings. Its usage is similar to that of the legal surplus reserve.
[4]	Other reserve comprises share of post-acquisition movements in other comprehensive income from associates and joint ventures using the equity methods of accounting with a corresponding adjustment to the carrying amount of the investment.
[5]	The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.
[6]	According to the relevant PRC regulations, the Group is required to transfer an amount to specific reserve for the safety production fund based on the turnover of certain refining and chemicals products. This reserve represents unutilized safety production fund.
[7]	According to the Company’s Articles of Association, the reserve available for distribution is the lower of the amount determined under China Accounting Standards for Business Enterprises and the amount determined under IFRS.